Staff expenses - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements | €	€ 52	€ 45	€ 31
Share awards related in equity settled share based payment arrangements (in shares)	5,290,115	4,855,542	3,897,800
Unrecognised compensation cost related to share awards amount | €	€ 33	€ 25	€ 15
Costs expected to be recognised over weighted average period	2 years	2 years	2 years
Executive Board of ING Groep N.V.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	48,224	59,490	52,693
Management board of ING Bank
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	97,248	121,504	172,103
Senior management and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	3,876,388	4,248,400	3,244,951